Convertible Notes (Details)			12 Months Ended
	Jan. 21, 2025 USD ($)	May 17, 2024 USD ($)	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 CAD ($) shares	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2026 CAD ($) $ / shares	Jul. 31, 2025 CAD ($) $ / shares	Jan. 21, 2025 CAD ($)	May 17, 2024 CAD ($)
Convertible Notes [Line Items]
Accumulated deficit | $			$ (16,259,562)		$ (13,327,232)
Share capital | $
Maximum [Member]
Convertible Notes [Line Items]
Principal amount	$ 336,999								$ 485,000
Convertible Notes [Member]
Convertible Notes [Line Items]
Conversion price | $ / shares								$ 0.2
Exercise price | $ / shares								$ 0.2
Warrant period					3 years			3 years
Carrying value of convertible notes current			386,868		$ 522,818		$ 542,369	$ 723,501
Carrying value of convertible notes non current					365,303			$ 505,524
Convertible Notes [Member] | Warrant [Member]
Convertible Notes [Line Items]
Exercise price | $ / shares							$ 0.15
Warrant period			3 years				3 years
Convertible Notes [Member] | Unsecured Debt [Member]
Convertible Notes [Line Items]
Unsecured convertible note rate		10.00%
Convertible Notes [Member] | Private Placement [Member]
Convertible Notes [Line Items]
Non-brokered private placement term		2 years
2025 Convertible Notes [Member]
Convertible Notes [Line Items]
Principal amount	347,422								500,000
Issuance costs					$ 17,823	$ 25,651
Principal value			$ 17,939	$ 25,000
Interest			$ 1,529	$ 2,126
Convertible notes converted into units | shares			27,125	27,125
Carrying value			$ 18,893	$ 26,322
Share capital			9,777				$ 13,723
Warrants			$ 9,116	$ 12,599
2025 Convertible Notes [Member] | Warrant [Member]
Convertible Notes [Line Items]
Percentage of holding of shares			20.00%	20.00%
2025 Convertible Notes [Member] | Minimum [Member]
Convertible Notes [Line Items]
Principal amount	$ 10,423								$ 15,000
2025 Convertible Notes [Member] | Unsecured Debt [Member]
Convertible Notes [Line Items]
Unsecured convertible note rate	10.00%
2025 Convertible Notes [Member] | Private Placement [Member]
Convertible Notes [Line Items]
Non-brokered private placement term	2 years
2024 Convertible Notes [Member]
Convertible Notes [Line Items]
Principal amount		$ 146,837								$ 200,000
Conversion price | $ / shares							$ 0.1
Number of common shares | shares			1	1
Accumulated deficit | $			$ 5,073
Issuance costs			$ 10,276	$ 13,996
Percentage of holding of shares			10.00%	10.00%
Principal value			$ 145,482	$ 200,000
Interest			$ 30,551	$ 42,000
Convertible notes converted into units | shares			405,907	405,907
Carrying value			$ 175,041	$ 242,000
Share capital			91,804				$ 134,531
Warrants			$ 83,237	$ 107,469
2024 Convertible Notes [Member] | Warrant [Member]
Convertible Notes [Line Items]
Number of warrant | shares			1	1
2024 Maturity Date [Member]
Convertible Notes [Line Items]
Maturity date		May 17, 2026
2025 Maturity Date [Member]
Convertible Notes [Line Items]
Maturity date	Jan. 21, 2027